Loans and secured notes payable - Interest rate swaps (Details) - Reservoir Holdings Inc And Subsidiaries - USD ($)	Mar. 31, 2021	Mar. 31, 2020	Jan. 31, 2020	Oct. 31, 2019	Mar. 31, 2019
Interest rate swap
Debt Instrument [Line Items]
Notional amount	$ 97,533,496	$ 98,285,140	$ 88,098,862	$ 8,875,000	$ 59,325,388
Fixed interest rate			1.492%	1.602%	2.972%
Interest Rate Swap1
Debt Instrument [Line Items]
Notional amount					$ 40,228,152
Fixed interest rate					2.812%